Dividends (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Dividends to common shareholders	6,269	7,929	9,120
Dividend 0.12 [Member]
Dividends Payable, Date Declared	Nov. 16, 2011	Feb. 07, 2011
Paid to shareholders	Dec. 14, 2011	Feb. 21, 2011
Dividends to common shareholders	2,091	2,062
Dividend 0.12 One [Member]
Dividends Payable, Date Declared	Feb. 08, 2012	May 09, 2011
Paid to shareholders	Mar. 07, 2012	May 24, 2011
Dividends to common shareholders	2,091	2,084
Dividend 0.12 Two [Member]
Dividends Payable, Date Declared		Aug. 10, 2011
Paid to shareholders		Aug. 25, 2011
Dividends to common shareholders		2,073
Dividend 0.06 [Member]
Dividends Payable, Date Declared	May 10, 2012
Paid to shareholders	Jun. 07, 2012
Dividends to common shareholders	1,039
Dividend 0.10 [Member]
Dividends Payable, Date Declared		Dec. 06, 2010	Oct. 28, 2009
Paid to shareholders		Dec. 21, 2010	Nov. 26, 2009
Dividends to common shareholders		1,710	1,676
Dividend 0.10 One [Member]
Dividends Payable, Date Declared			Feb. 10, 2010
Paid to shareholders			Feb. 25, 2010
Dividends to common shareholders			1,694
Dividend 0.06 One [Member]
Dividends Payable, Date Declared	Aug. 10, 2012
Paid to shareholders	Sep. 07, 2012
Dividends to common shareholders	1,048
Dividend 0.14 [Member]
Dividends Payable, Date Declared			Sep. 09, 2009
Paid to shareholders			Sep. 24, 2009
Dividends to common shareholders			2,342
Dividend 0.10 Two [Member]
Dividends Payable, Date Declared			May 11, 2010
Paid to shareholders			May 26, 2010
Dividends to common shareholders			1,701
Dividend 0.10 Three [Member]
Dividends Payable, Date Declared			Aug. 11, 2010
Paid to shareholders			Aug. 26, 2010
Dividends to common shareholders			1,707